INCOME TAXES	3 Months Ended
Mar. 31, 2012
INCOME TAXES

11.  INCOME TAXES

	2011	2010

Tax provision (benefit)
Current
Federal	$—	$—
State	—	—
Total current	—	—

Deferred
Federal	(944,333)	(1,592,000)
State	(161,963)	(290,000)
Total deferred	(1,106,296)	(1,882,000)

Change in valuation	1,106,296	1,882,000
Total	$—	$—

Deferred tax assets consisted of the following at December 31:

	2011	2010

Deferred tax assets
Federal net operating loss	$19,447,371	$6,116,804
Federal research and development tax credit carryforwards	1,956,146	390,600
State net operating loss	2,444,816	814,492
State research and development tax credit carryforwards	597,608	220,738
Capitalized research and development expenses	13,007,013	—
Capital loss carryforward (expires beginning in 2012)	340,000	—
Stock-based compensation expense	333,206	552,859
Intangible assets	555,198	—
Charitable contribution carryforwards	44,370	49,725
Accrued liabilities	35,314	25,327
Total deferred tax assets	38,761,042	8,170,545

Deferred tax liabilities
Depreciable assets	(346,870)	(434,056)
Total deferred tax liabilities	(346,870)	(434,056)

Net deferred tax assets	38,414,172	7,736,489
Less valuation allowance	(38,414,172)	(7,736,489)

Total deferred tax assets	$—	$—

As of December 31, 2011, the Company had federal and state net operating loss carryforwards (“NOLs”) of approximately $57,198,000 and $46,533,000 respectively, which expire beginning in 2031 and 2025, respectively.  In addition, the Company has federal and state research and development and investment tax credits of approximately $1,956,000 and $905,000, respectively.  The amount of NOLs which may be utilized annually in future periods will be limited pursuant to Section 382 of the Internal Revenue Code as a result of substantial changes in the Company’s ownership that have occurred or that may occur in the future.  The Company has not quantified the amount of such limitations.

Because of the Company’s limited operating history, continuing losses and uncertainty associated with the utilization of the NOLs in the future, management has provided a full allowance against the gross deferred tax asset.

The Company did not have unrecognized tax benefits or accrued interest and penalties at any time during the years ended December 31, 2011 or 2010, and does not anticipate having unrecognized tax benefits over the next twelve months.  The Company is subject to audit by the IRS and state taxing authorities for tax periods commencing January 1, 2008. Additionally, the Company may be subject to examination by the IRS for years beginning prior to January 1, 2008 as a result of its NOLs. However, any adjustment related to these periods would be limited to the amount of the NOL generated in the year(s) under examination.

For the three months ended March 31, 2012, the federal and state NOLs increased by approximately $2,357,000 as a result of the loss recorded.